Acquisitions (Details) $ / shares in Units, $ in Millions						3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 05, 2018 USD ($) facility	Aug. 30, 2017 USD ($)	Oct. 28, 2016 USD ($)	Sep. 01, 2016 USD ($)	Feb. 07, 2016 USD ($)	Apr. 01, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Oct. 27, 2016	Dec. 31, 2007 USD ($)
Acquisitions
Goodwill							$ 19	$ 22	$ 19
Net sales								5,809	5,379	$ 5,594
Net earnings (losses)								$ 246	$ 314	$ 172
Earnings per common share | $ / shares								$ 211.01	$ 266.50	$ 146.44
Maximum
Acquisitions
Time lag for reporting financial information								3 months
Belarina
Acquisitions
Acquisition of business, cash consideration			$ 0
Mimran
Acquisitions
Acquisition of business, cash consideration	$ 375
Earn-out, low end of range	0
Earn-out, high end of range	$ 48
Earn-out time period following closing, low end of range	5 years
Earn-out time period following closing, high end of range	8 years
Time period performance of business is measured to determine earn-out	5 years
Number of flour mills operated | facility	3
Pork
Acquisitions
Goodwill												$ 12
Pork | New Fashion Pork, LLP
Acquisitions
Acquisition of business, cash consideration		$ 40
Inventories		6
Property, plant and equipment		34
Total		40
Pork | New Fashion Pork, LLP | Maximum
Acquisitions
Acquisition costs		$ 1
Pork | Texas Farm LLC
Acquisitions
Acquisition of business, cash consideration				$ 59
Inventories				16
Property, plant and equipment				42
Goodwill				3
Accounts payable				(2)
Total				59
Net sales									$ 4
Net earnings (losses)									(2)
Pork | Texas Farm LLC | Maximum
Acquisitions
Acquisition costs				$ 1
Pork | Christensen Farms
Acquisitions
Acquisition of business, cash consideration					$ 148
Inventories					33
Property, plant and equipment					111
Intangible assets					1
Goodwill					3
Total					148
Net sales									119
Net earnings (losses)									(5)
Pork | Christensen Farms | Maximum
Acquisitions
Acquisition costs					$ 1
Pork | Christensen Farms | Customer relationships
Acquisitions
Weighted average useful life (in years)					1 year 7 months 6 days
Pork | Additional acquisitions
Acquisitions
Acquisition of business, cash consideration							$ 12
Number of acquisitions | item							3
Inventories							$ 1		1
Property, plant and equipment							11		$ 11
Pork | Additional acquisitions | Maximum
Acquisitions
Acquisition costs							$ 1
Commodity Trading and Milling | Pulse and grain elevator
Acquisitions
Acquisition of business, cash consideration						$ 14		$ 14
Property, plant and equipment						11
Goodwill						3
Commodity Trading and Milling | Pulse and grain elevator | Maximum
Acquisitions
Acquisition costs						$ 1
Commodity Trading and Milling | Belarina
Acquisitions
Acquisition of business, cash consideration			0
Accounts receivable			7
Inventories			6
Property, plant and equipment			25
Other assets			4
Goodwill			1
Third-party debt			(14)
Other liabilities			(11)
Total			18
Fair value of pre-existing interest			18
Net sales			$ 0
Percentage of ownership											50.00%
Voting equity ownership percentage			98.00%
Time lag for reporting financial information			3 months
Commodity Trading and Milling | Belarina | Selling, general and administrative expenses
Acquisitions
Gain related to recognizing the fair value of pre-existing affiliate receivables			$ 4
Commodity Trading and Milling | Mimran
Acquisitions
Acquisition of business, cash consideration	$ 375
Earn-out, low end of range	0
Earn-out, high end of range	$ 48